AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 8, 1997
                                           SECURITIES ACT FILE NO. 333-______
                                     INVESTMENT COMPANY ACT FILE NO. 811-7887

=============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                            ______________________

                                   FORM N-2

/x/        Registration Statement Under The Securities Act of 1933
/ /                      Pre-Effective Amendment No.
/ /                     Post-Effective Amendment No.
                                    and/or
/x/    Registration Statement Under The Investment Company Act of 1940
/x/                            Amendment No. 3
                       (check appropriate box or boxes)
                            ______________________

                        MERRILL LYNCH KECALP L.P. 1997
              (Exact Name of Registrant as Specified in Charter)
                            ______________________

                     WORLD FINANCIAL CENTER - SOUTH TOWER
                              225 LIBERTY STREET
                        NEW YORK, NEW YORK  10080-6123
                   (Address of Principal Executive Offices)

     REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (212) 236-7302

                                  KECALP INC
                     WORLD FINANCIAL CENTER - NORTH TOWER
                               250 VESEY STREET
                        NEW YORK, NEW YORK 10281-1334
                            ATTN:  MARK B. GOLDFUS
                   (Name and Address of Agent for Service)

                            ______________________


     APPROXIMATE DATE OF COMMENCEMENT OF PROPOSED SALE TO PUBLIC: As soon as practicable after this registration statement becomes effective.

     If the only securities being registered on this form are being offered pursuant to dividend or interest reinvestment plans, please check the following box. _____

     If any of the securities being registered on this form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, other than securities offered only in connection with dividend or interest reinvestment plans, check the following box. _____

     If this Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. /x/ No. 333-15035
                                                              -------------

     If this Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. / / __________________

     If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box. / /

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

 Title of Securities                        Proposed Maximum    Proposed Maximum
        Being            Amount being        Offering Price         Aggregate           Amount of
     Registered           Registered             Per Unit         Offering Price      Registration Fee
 --------------------    ------------       ----------------    ----------------      ----------------
 Limited Partnership        50,000              $1,000            $50,000,000           $15,152
      Interest



              INCORPORATION OF CERTAIN INFORMATION BY REFERENCE

     The information in the Registration Statement filed by Merrill Lynch KECALP L.P. 1997 with the Securities and Exchange Commission (File No. 333-15035) pursuant to the Securities Act of 1933, as amended, is incorporated by reference into this Registration Statement.



                                  SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 8TH DAY OF AUGUST, 1997.

                              Merrill Lynch KECALP L.P. 1997

                              By KECALP Inc., its General Partner

                              By   /s/ Robert F. Tully
                                 ------------------------------------------
                                   Robert F. Tully
                                   Vice President

     EACH PERSON WHOSE SIGNATURE APPEARS BELOW HEREBY AUTHORIZES ROBERT F. TULLY AND JAMES V. CARUSO, OR EITHER OF THEM, AS ATTORNEY-IN-FACT, TO SIGN ON HIS BEHALF, INDIVIDUALLY AND IN EACH CAPACITY STATED BELOW, ANY AMENDMENTS TO THIS REGISTRATION STATEMENT (INCLUDING POST-EFFECTIVE AMENDMENTS) AND TO FILE THE SAME, WITH ALL EXHIBITS THERETO, WITH THE SECURITIES AND EXCHANGE COMMISSION.

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED AND ON THE 8TH DAY OF AUGUST, 1997.

          Signature                                                    Title
          ---------                                                    -----

   /s/ John L. Steffens
--------------------------------              President and Director (Chief Executive Officer)
      (John L. Steffens)                      KECALP Inc.

  /s/ Matthias B. Bowman
--------------------------------              President, Chief Investment Officer and Director
     (Matthias B. Bowman)                     KECALP Inc.

   /s/ Robert F. Tully
--------------------------------              Vice President and Treasurer (Chief Financial and
      (Robert F. Tully)                       Accounting Officer)
                                              KECALP Inc.


--------------------------------              Vice President and Director
      (James V. Caruso)                       KECALP Inc.

   /s/ Mark B. Goldfus
--------------------------------              Vice President and Director
      (Mark B. Goldfus)                       KECALP Inc.

  /s/ Andrew J. Melnick
--------------------------------              Vice President and Director
     (Andrew J. Melnick)                      KECALP Inc.

   /s/ Daniel P. Tully
--------------------------------              Vice President and Director
      (Daniel P. Tully)                       KECALP Inc.

   /s/ Patrick J. Walsh
--------------------------------              Vice President and Director
      (Patrick J. Walsh)                      KECALP Inc.


                                EXHIBIT INDEX
                                -------------

Exhibit No.                                                Description
-----------                                                -----------
(1)                         Opinion and Consent of Brown & Wood LLP
(n)(i)                      Consent of Independent Accountants
(n)(ii)                     Form of Opinion of Brown & Wood LLP as to certain tax matters.




                               Brown & Wood LLP
                            One World Trade Center
                           New York, NY  10048-0557
                          Telephone:  (212) 839-5300
                          Facsimile:  (212) 839-5599




                                        August 8, 1997





Merrill Lynch KECALP L.P. 1997
c/o KECALP Inc.
North Tower
World Financial Center
250 Vesey Street
New York, NY  10281-1327

               Re:  Sales of 50,000 Units of
                    Limited Partnership Interest
                    ------------------------------

Dear Sirs:

     We have acted as your counsel in connection with the above-referenced limited partnership interests (the "Units") to be offered and sold by Merrill Lynch, Pierce, Fenner & Smith Incorporated. The Units are being registered pursuant to Rule 462(b) (the "462(b) Filing") under the Securities Act of 1933, as amended, and is the subject of a registration statement on Form N-2 (File No. 333-15035) (the "Registration Statement") which is incorporated by reference into the 462(b) Filing.

     In rendering this opinion, we have examined such documents and records as we deemed appropriate. Capitalized terms used herein and not otherwise defined are defined in the form of Amended and Restated Agreement of Limited Partnership included as Exhibit A in the Registration Statement (the "Agreement").

     We have assumed the genuineness and authenticity of all signatures on original documents, the authenticity of all documents submitted to us as originals, the conformity to originals of all documents submitted to us as copies thereof, and the due authorization, execution, delivery and recordation of all documents where due authorization, execution, delivery and recordation are a prerequisite to the effectiveness thereof.

     On the basis of the foregoing and in reliance thereon, we are of the opinion that when offered and sold as described in the Registration Statement, and assuming (i) that the General Partner has taken all corporate action required to be taken by it to authorize the issuance and  sale of  Units to  the Limited  Partners and  to authorize  the admission to the Partnership of the Limited Partners, (ii) the due authorization, execution and delivery of a subscription agreement, the form of which is set forth as Exhibit B in the Prospectus (the "Subscription Agreement"), by each subscriber for Units (the "Subscribers"), (iii) the due acceptance by the General Partner of each Subscription Agreement and the due acceptance by the General Partner of the admission of the Subscribers to the Partnership as Limited Partners, (iv) the payment by each Subscriber of the full consideration due from it for the number of Units subscribed to by it,
(v) the due authorization, execution and delivery by all parties thereto of the Agreement, (vi) that the books and records of the Partnership set forth all information required by the Agreement and the Delaware Revised Uniform Limited Partnership Act (6 Del.C. Section 17-101 et seq.) (the "Act"),
                          ------                 ------
including all information with respect to all Persons to be admitted as Partners and their Capital Contributions, (vii) that the Subscribers, as Limited Partners, do not participate in the control of the business of the Partnership and (viii) that the Units are offered and sold as described in the Registration Statement and the Agreement, (a) the Units will represent valid limited partner interests in the Partnership, and subject to the qualifications set forth herein, as to which the Subscribers, as limited partners of the Partnership, will have no liability with respect to the Partnership's affairs in excess of their respective obligations to make contributions to the Partnership, their respective obligations to make other payments provided for in the Agreement and their share of the Partnership's assets and undistributed profits (subject to the obligation of a Limited Partner to repay any funds wrongfully distributed to it), and (b) the Subscribers will be Limited Partners of the Partnership entitled to all of the benefits of Limited Partners to the extent permitted under the Act.

     We consent to the filing of this opinion as Exhibit (1) to the 462 Filing and to the filing of the form of our opinion as to tax matters as Exhibit (n)(ii) to the 462 Filing. We also consent to the references to our firm in the Prospectus included in the Registration Statement.

                                   Very truly yours,

                                   /s/ Brown & Wood LLP






INDEPENDENT AUDITORS' CONSENT

We consent to the use in this Registration Statement of our report dated May 14, 1997 relating to the balance sheet of Merrill Lynch KECALP L.P. 1997 as of May 12, 1997 appearing in the Prospectus, which is incorporated by reference in this Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.


/s/ Deloitte & Touche LLP

New York, New York
August 6, 1997


     (SET FORTH BELOW IS A DRAFT OF THE FORM OF OPINION WHICH BROWN & WOOD LLP ("TAX COUNSEL") EXPECTS TO DELIVER AT THE CLOSING OF THE SALE OF UNITS AND TO REAFFIRM AT ANY SUBSEQUENT CLOSING IF THE FACTS AND CIRCUMSTANCES OF THE FORMATION, ORGANIZATION AND CAPITALIZATION OF THE PARTNERSHIP ARE AS CONTEMPLATED IN THE PROSPECTUS AND THE PARTNERSHIP AGREEMENT. THE ACTUAL SUBSTANCE OF THE OPINION OF TAX COUNSEL IS SUBJECT TO THE LAW IN EFFECT AT THE TIME OF SUCH CLOSING AND SUCH ADDITIONAL FACTS AS MAY BE DISCLOSED UPON INQUIRY BY TAX COUNSEL.)


                                   ________________  ___, 1997

Merrill Lynch, Pierce, Fenner & Smith
            Incorporated
Merrill Lynch World Headquarters
World Financial Center
North Tower
New York, New York  10281-1201

                     Re:  Merrill Lynch KECALP L.P. 1997
                          ------------------------------

Ladies and Gentlemen:

     Our opinion has been requested as to certain tax matters, set forth below, in connection with the transactions contemplated in the prospectus, dated ______________ ___, 1997 (such prospectus, as supplemented by a prospectus supplement thereto, as filed with the Securities and Exchange Commission (the "Commission") for filing pursuant to Rule 497(d) under the Securities Act of 1933, is hereinafter referred to as the "Prospectus") relating to Merrill Lynch KECALP L.P. 1997, a Delaware limited partnership (the "Partnership"), the general partner of which is KECALP Inc., a Delaware corporation (the "General Partner"). All capitalized terms used and not otherwise defined herein are intended to have the respective meanings set forth in the Prospectus.

          IDENTIFICATION OF DOCUMENTS REVIEWED AND ASSUMPTIONS MADE

     In rendering our opinions, we have examined and relied upon, and have assumed the truth and accuracy of, the following:

     I. The Certificates of Limited Partnership of the Partnership, dated as of October 28, 1996, as filed with the Secretary of State of the State of Delaware on October 28, 1996, in accordance with the provisions of the Delaware Revised Uniform Limited Partnership Act (the "Act");

     II. The Amended and Restated Agreement of Limited Partnership of the Partnership, dated _____________ ___, 1997, duly executed by the General Partner, the Initial Limited Partner and each Additional Limited Partner in accordance with the provisions of the Act (the "Partnership Agreement");

     III. The Prospectus;

     IV. The letters, dated the date hereof, containing certain covenants and factual representations of the Partnership and the General Partner attached hereto as Exhibit A-1, and Merrill Lynch, Pierce, Fenner & Smith Incorporated, as selling agent for the Partnership, attached hereto as Exhibit A-2;

     V.   The   form   of  Subscription   Agreement   and   the  Subscription
Qualification and Acceptance Page (including power of attorney) for Units attached to the prospectus as Exhibit B; and

     VI. Such other documents and proceedings as we have deemed necessary in order to enable us to render this opinion.

            OPINIONS RENDERED AND LIMITATIONS ON OPINIONS RENDERED

     Our opinions set forth below are also based upon the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the Treasury Regulations (including Temporary and Proposed Treasury Regulations) promulgated under the Code, published Revenue Rulings, Revenue Procedures and other announcements of the Internal Revenue Service (the "Service") and existing court decisions, any of which could be changed at any time. Any such changes may be retroactive with respect to transactions entered into prior to the date of such changes and could significantly modify the opinions set forth below.

     Based   on  the   foregoing   documents,   materials,  assumptions   and
information, and subject to the qualifications and assumptions set forth below, we are of the opinion that:

     1. The Partnership will be classified as a partnership for Federal income tax purposes and not as an association taxable as a corporation and will not be classified as a publicly traded partnership within the meaning of Code Section 7704(b).

     2. The allocations of income, gain, loss, deduction, and credit of the Partnership will be respected for Federal income tax purposes, so long as no Limited Partner's capital account becomes negative.

     3. The tax discussion in the Prospectus under the captions "Tax Aspects of Investment in the Partnership" and "Risk and Other Important Factors" fully and fairly sets forth the Federal income tax consequences and tax risks associated with investment in the Partnership.

     The Federal income tax consequences ultimately to be derived by any Limited Partner will, in addition, depend upon the individual situation of each Limited Partner, as well as the actual operations of the Partnership. Further, as noted above, the realization of the anticipated Federal tax treatment may be materially and adversely affected by future legislation and administrative and judicial decisions.

     Accordingly, it is recommended that each potential Limited Partner consult with his, her or its own tax advisor as to the tax aspects of a purchase of a Unit in the Partnership, including Federal taxes and any state and local, or foreign tax considerations (which are not discussed in this opinion), as they relate to his, her or its particular tax situation.

     In reviewing the opinions set forth above, you should be aware that (i) our firm has represented the General Partner in this transaction and has represented, and regularly represents, various affiliates of Merrill Lynch & Co., Inc., and (ii) the opinions set forth above represent our conclusions as to the application of existing law to the instant transaction. You should also be aware that an opinion of counsel represents only counsel's best legal judgment, and has no binding effect or official status of any kind, and no assurance can be given that contrary positions may not be taken by the Service or that a court considering the issues would not hold otherwise.

     The opinions expressed herein are limited as described above, and we do not express an opinion with respect to any other federal or state law or the law of any other jurisdiction, except as expressly stated herein. This opinion is rendered as of the date hereof and we undertake no obligation to update this opinion or advise you of any changes in the event there is any change in legal authorities, facts, assumptions or documents on which this opinion is based (including the taking of any action by any party to the transaction documents pursuant to any opinion of counsel or a waiver), or any inaccuracy in any of the representations, warranties or assumptions upon which we have relied in rendering this opinion unless we are specifically engaged to do so.

     You should be aware that there is no assurance that the Service would not challenge the conclusions set forth above. Our opinion also assumes that a court considering the question would have all facts and legal issues properly presented to it.

     This opinion is rendered only to those parties to whom it is addressed and is solely for their benefit. This opinion may not be relied upon by any other person for any purpose without our prior written consent.

                                   Very truly yours,


                                 EXHIBIT A-1



                                   _________________ ___, 1997


Brown & Wood LLP
One World Trade Center
New York, New York  10048


                     Re:  Merrill Lynch KECALP L.P. 1997
                          ------------------------------


Ladies and Gentlemen:

     In order for you to render certain legal opinions regarding various Federal income tax consequences to Merrill Lynch KECALP L.P. 1997 (the "Partnership"), and its partners, as described in more detail in the Registration Statement filed with the Securities and Exchange Commission on ______________ ___, 1997 and thereafter amended (the "Registration Statement") and the Prospectus included therein (the "Prospectus"), the
Partnership and KECALP Inc., the general partner of the Partnership (the "General Partner"), hereby certify the accuracy of the facts contained herein, and make the representations and agreements provided herein. We understand that, in rendering your opinion, you will rely in part on such representations made by us and the applicability of your opinion will be conditioned on compliance with the representations contained herein. Capitalized terms used and not otherwise defined in this letter shall have the same meanings as they have in the Registration Statement.

     As a basis for your opinion, we hereby represent that:

     1. The Partnership has been duly and validly organized as a limited partnership pursuant of the terms of the Partnership Agreement and the Delaware Revised Uniform Limited Partnership Act (the "Act");

     2. With regard to the Registration Statement, to the best of our knowledge (i) the information contained in the Registration Statement is accurate and complete; and (ii) the Registration Statement contains no omissions of material facts;

     3. The Partnership Agreement and all other pertinent agreements relating to the offering and sale of Units have been duly executed, delivered and filed;

     4. The purchase of Units in the Partnership by a Limited Partner will not entail either a mandatory or discretionary purchase or option to purchase any type of security or equity interest in either the General Partner, Merrill Lynch & Co., Inc. or any of its affiliates;

     5. The Partnership will be operated in accordance with the Act, the Partnership Agreement, and the statements and representations made in the Prospectus;

     6. No creditor who makes a nonrecourse loan to the Partnership will have or acquire, at any time as a result of making the loan, any direct or indirect interest in the profits, capital, or property of the Partnership, other than as a secured creditor or other than as a result of the exercise of the rights thereof;

     7.   The  General Partner  will  exercise its  best  efforts to  enforce
Section 7.1A of the Partnership Agreement which provides, among other things, that the Partnership will not recognize for any purpose any sale, assignment or transfer of all or any part of a Limited Partner's Units if such sale, assignment or transfer would cause the Partnership to be classified as either an association taxable as a corporation for Federal income tax purposes or a publicly traded partnership within the meaning of Code Section 7704(b);

     8. The General Partner will not register Units for trading on any established securities market or any secondary market as those terms are used in Section 7704(b) of the Code. Moreover, the General Partner will not make a market in Units at any time during the existence of the Partnership. Furthermore, the General Partner will endeavor at all times to prevent any trading of Units that might be characterized as the substantial equivalent of trading in a secondary market in any future administrative or judicial interpretations of Code Section 7704(b);

     9. In approving procedures for the transfer of Units through a matching agent, the General Partner will, unless otherwise advised by counsel to the Partnership, require the following:

     (a) No transfers of Units will be recognized unless the selling Limited Partner gives formal notice to the matching agent at least 30 days prior to the earliest next date on which transfers of such Units are recognized;

     (b) Offers to sell by a Partner to be listed in a matching service will be revocable by such Partner and not binding on any transferee at any time prior to the quarterly transfer date on which the Partnership recognizes a transfer of such selling Partner's Units;

     (c) No transfers of Units will be effected and no consideration for sale of a Unit will be transferred or paid to either a selling Partner, the matching agent or escrow holder at any time other than on or after the quarterly transfer date on which the selling Partner is otherwise eligible to transfer part or all of his interest in the Partnership; and

     (d) The matching agent will not quote prices for the sale of Units or provide information concerning prospective buyers and sellers of Units to the public in general.

     10. The General Partner presently intends to use a matching service provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated and not to recognize transfers of Units proposed to be effected through any other matching agent. The quarterly transfer dates to be followed in the Merrill Lynch matching service system are no earlier than the first day of each calendar quarter immediately following the calendar quarter in which a selling Partner complies with the provisions governing transfers of Units; and

     11. The Partnership will not elect under Section 761(a) of the Code to be excluded from the application of all or part of subchapter K of the Code, and will not elect pursuant to Treasury Regulation Section301.7701-3(c) to be classified for Federal income tax purpose as an association taxable as a corporation.

                              Very truly yours,

                              Merrill Lynch KECALP L.P. 1997
                              By KECALP Inc., General Partner



                              By: ____________________________



                              KECALP Inc.



                              By: ____________________________


                                 EXHIBIT A-2




                                   _________________ ___, 1997


Brown & Wood LLP
One World Trade Center
New York, New York  10048


                     Re:  Merrill Lynch KECALP L.P. 1997
                          ------------------------------


Ladies and Gentlemen:

     The   purpose  of   this  letter   is  to   provide  you   with  certain
representations for your use and reliance in preparing your opinion concerning certain Federal income tax consequences under the Internal Revenue Code of 1986, as amended, relating to the organization and operation of Merrill Lynch KECALP L.P. 1997 (the "Partnership") and in preparing the discussion entitled "Tax Aspects of Investment in the Partnership" appearing in the Registration Statement and the Prospectus included therein, including any Prospectus Supplement (the "Prospectus"), concerning the offering for sale of limited partnership interests in the Partnership (the "Units"). We understand that, in rendering your opinion, you will rely in part on such representations made by us and the applicability of your opinion will be conditioned on our compliance with the representations contained herein. Capitalized terms used and not otherwise defined in this letter shall have the meanings as they have in the Prospectus.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), the selling agent for the offering of Units of the Partnership, hereby represents that in connection with any matching services provided by Merrill Lynch or any of its affiliates (hereinafter, the term "Merrill Lynch" shall include any affiliates thereof) for buyers and sellers of Units:

     1. Offers to sell or buy Units of the Partnership made through Merrill Lynch will be revocable by the offeror and not binding on any transferor or transferee at all times prior to the quarterly transfer date on which the Partnership recognizes a transfer of such Units.

     2. Offers to sell Units will not be matched during a calendar quarter unless such offers have been received by Merrill Lynch at least 30 days prior to the quarterly transfer date on which the Partnership recognizes a transfer of such Units.

     3. Employees of Merrill Lynch will not be permitted to solicit sellers of Units and, if Merrill Lynch becomes aware that an offer to sell Units has been solicited, it will not match the offer for transfer.

     4. No consideration for sale of a Unit will be transferred or paid to either a selling Partner, Merrill Lynch or escrow holder at any time other than on or after the quarterly transfer date on which the selling Partner is otherwise eligible to transfer part or all of his Units.

     5. Merrill Lynch will not quote prices for the sale of Units or provide information concerning prospective buyers or sellers of Units to the general public.

     6. Merrill Lynch has no present intention to purchase Units after the completion of the offering and will not purchase Units except for occasional accommodation trades, the terms of which will be subject to the conditions described in paragraphs 1 through 5 of this letter.

                         Very truly yours,


                         MERRILL LYNCH, PIERCE, FENNER & SMITH
                                     INCORPORATED



                         By: __________________________________
                              Title: